Commitments (Details) - Schedule of future minimum payments under non-cancelable operating leases - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of future minimum payments under non-cancelable operating leases [Abstract]
2021	$ 272,089	$ 646,930
2022		209,556
2023	3,912	3,736
Total future minimum payments	$ 484,971	$ 860,222